Lease - Lease term and discount rate (Details)	Mar. 31, 2024	Dec. 31, 2023
Lease
Weighted-average remaining lease term (years) Operating leases	7 years 2 months 23 days	7 years 5 months 1 day
Weighted-average discount rate Operating leases	4.36%	4.36%